Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Real Estate Securities Fund
	Number of Shares	Value†
COMMON STOCKS — 3.0%
Entertainment — 0.2%
Caesars Entertainment, Inc.*	7,001	$225,852
Lodging — 0.9%
Boyd Gaming Corp.	17,233	821,153
Real Estate — 1.9%
Jones Lang LaSalle, Inc.*	12,301	1,858,312
TOTAL COMMON STOCKS (Cost $2,496,963)		2,905,317

REAL ESTATE INVESTMENT TRUSTS — 93.9%
Apartments — 18.0%
Apartment Income REIT Corp.	62,673	2,420,431
Camden Property Trust	26,504	3,165,903
Essex Property Trust, Inc.	4,677	1,132,910
Invitation Homes, Inc.	160,190	5,409,616
Mid-America Apartment Communities, Inc.	10,851	1,682,665
UDR, Inc.	89,705	3,741,595
		17,553,120
Diversified — 27.5%
American Tower Corp.	36,136	7,758,399
Crown Castle Inc.	28,968	4,187,325
Digital Realty Trust, Inc.	47,162	4,677,527
Duke Realty Corp.	105,528	5,086,450
Equinix, Inc.	4,853	2,760,580
SBA Communications Corp.	6,003	1,708,754
Weyerhaeuser Co.	22,430	640,601
		26,819,636
Healthcare — 9.0%
Healthcare Realty Trust, Inc.	77,753	1,621,150
Healthpeak Properties, Inc.	84,344	1,933,164
Welltower, Inc.	81,989	5,273,533
		8,827,847
Hotels & Resorts — 2.4%
Host Hotels & Resorts, Inc.	144,879	2,300,679
Industrial — 7.4%
Americold Realty Trust, Inc.	107,290	2,639,334
Prologis, Inc.	45,607	4,633,671
		7,273,005
Manufactured Homes — 2.8%
Sun Communities, Inc.	19,956	2,700,646
Office Property — 1.8%
Highwoods Properties, Inc.	66,770	1,800,119
Regional Malls — 5.2%
Simon Property Group, Inc.	56,717	5,090,351
Single Tenant — 6.7%
Realty Income Corp.	75,149	4,373,672
Spirit Realty Capital, Inc.	38,771	1,401,959
	Number of Shares	Value†

Single Tenant — (continued)
STORE Capital Corp.	25,764	$807,186
		6,582,817
Storage & Warehousing — 10.0%
Extra Space Storage, Inc.	11,968	2,066,993
Public Storage	26,186	7,667,523
		9,734,516
Strip Centers — 3.1%
Federal Realty Investment Trust	7,177	646,791
Kimco Realty Corp.	97,326	1,791,772
SITE Centers Corp.	52,199	559,051
		2,997,614
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $97,474,402)		91,680,350

SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $1,250,072)	1,250,072	1,250,072
TOTAL INVESTMENTS — 98.2% (Cost $101,221,437)		$95,835,739
Other Assets & Liabilities — 1.8%		1,784,603
TOTAL NET ASSETS — 100.0%		$97,620,342

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
REIT— Real Estate Investment Trust.

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